Deferred Acquisition Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Policy Acquisition Costs [Line Items]
Balance, beginning of year	$ 4,362,771	$ 4,820,215	$ 2,603,307
Capitalization	911,425	1,349,236	812,006
Interest	181,239	177,754	186,157
Amortization	(1,331,923)	(853,904)	(1,204,862)
Change in shadow DAC	2,159,724	(1,130,530)	2,423,607
Balance, end of year	$ 6,283,236	$ 4,362,771	$ 4,820,215